Summary of Significant Accounting Policies (Detail) - Carrying Values and Estimated Fair Values of Outstanding Notes (USD $)	Sep. 30, 2012	Dec. 31, 2011
Related Party BSC Convertible Notes Payable [Member]
Notes Payable - Carrying Value	$ 4,338,601	$ 3,500,000
Notes Payable - Estimated Fair Value	3,553,042	3,500,000
The 2010 Unsecured Convertible Notes Payable [Member]
Notes Payable - Carrying Value		3,953,595
Notes Payable - Estimated Fair Value		4,071,000
The 2010 Junior Secured Notes Payable [Member]
Notes Payable - Carrying Value		194,314
Notes Payable - Estimated Fair Value		1,746,222
Related Party 2011 Unsecured Convertible Notes Payable [Member]
Notes Payable - Carrying Value		877,294
Notes Payable - Estimated Fair Value		1,310,000
The 2011 Junior Secured Note Payable [Member]
Notes Payable - Carrying Value		2,000,000
Notes Payable - Estimated Fair Value		2,000,000
The 2011 Junior Secured Convertible Note Payable [Member]
Notes Payable - Carrying Value		1,308,390
Notes Payable - Estimated Fair Value		$ 1,625,000